GOING CONCERN	9 Months Ended	12 Months Ended
	May 31, 2026	Aug. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 3 – GOING CONCERN

The Company’s financial statements as of May 31, 2026 are prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of May 31, 2026 and August 31, 2025, the Company had an accumulated deficit of $56,959,317 and $54,028,719, respectively. The Company incurred a net loss of $1,078,217 and $1,186,838 for the three months ended May 31, 2026 and 2025, respectively, and $3,121,210 for the nine months ended May 31, 2026 compared to $7,100,730 for the nine months ended May 31, 2025.

To address these challenges and ensure the Company’s long-term viability, Management has developed a strategic plan focused on the continued development and expansion of its HVAC business. Key initiatives include:

●	Expansion of Product Offerings: Broadening the range of HVAC products to meet diverse market needs.
●	Geographical Expansion: Penetrating new markets to drive revenue growth.
●	Revenue Diversification: Expanding customer segments across retail, commercial, industrial, and project-based clients, as well as private label and licensing opportunities.
●	Improved Profitability: Achieving economies of scale through operational efficiencies and growth.

Additionally, the Company is actively pursuing plans to raise additional funding to support operations and business expansion. This includes preparations to uplist on the Nasdaq Capital Market, which is expected to enhance access to capital and further strengthen the Company’s financial position.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 3 – GOING CONCERN

The Company’s financial statements as of August 31, 2025, is prepared using generally accepted accounting principles in the United States of America (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has not yet established a sustainable ongoing source of revenue sufficient to cover its operating costs and allow it to continue as a going concern.

As of August 31, 2025, and August 31, 2024, the Company had an accumulated deficit of $54,028,719 and $39,401,857 respectively. The Company incurred net loss of $14,968,005 and $26,315,396 for the years ended August 31, 2025, and 2024, respectively. The cash used in operating activities was $1,158,760 for the year ended August 31, 2025, and the cash used in operating activities was $939,775 for the year ended August 31, 2024, respectively. It was brought to the attention of the Management to assess going concern considering all facts and circumstances about the foreseeable future of the Company as well as its assets and liabilities on the basis that it will be able to realize and discharge them in the normal course of business.

To address these challenges and ensure the Company’s long-term viability, Management has developed a strategic plan focused on the continued development and expansion of its HVAC business. Key initiatives include:

●	Expansion of Product Offerings: Broadening the range of HVAC products to meet diverse market needs.
●	Geographical Expansion: Penetrating new markets to drive revenue growth.
●	Revenue Diversification: Expanding customer segments across retail, commercial, industrial, and project-based clients, as well as private label and licensing opportunities.
●	Improved Profitability: Achieving economies of scale through operational efficiencies and growth.

Additionally, the Company is actively pursuing plans to raise additional funding to support operations and business expansion. This includes preparations to uplist on the Nasdaq Capital Market, which is expected to enhance access to capital and further strengthen the Company’s financial position.

The consolidated financials have been prepared assuming that the Company will continue as a going concern and accordingly financial statements do not include any adjustments related to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.